Leases - Schedule of the Classification of Operating and Finance Lease Assets and Obligations in the Company's Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Right of use assets	$ 1,579	$ 1,139	$ 1,415
Operating lease liabilities, current	295	235	195
Operating lease liabilities, noncurrent	1,354	985	1,219
Total operating lease liabilities	1,649	1,220	1,414
Finance leases:
Right of use assets	94	102	145
Finance lease liabilities, current	33	32	30
Finance lease liabilities, noncurrent	74	82	115
Total finance lease liabilities	$ 107	$ 114	$ 145